INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Classes of current inventories [abstract]
Product inventories	$ 55.8	$ 35.6
Work in process	12.6	14.1
Ore stockpiles	209.0	126.6
Materials and supplies	95.6	93.7
Inventories	373.0	270.0
Less: non-current ore stockpiles included in other non-current assets (Note 20)	(192.0)	(106.5)		$ (28.3)
Inventories	$ 181.0	$ 163.5	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.